Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid in Capital	Statutory Reserves	Accumulated Other Retained Earnings	Non-Comprehensive Income (Loss)	Controlling Interests	Total
Balance at Dec. 31, 2024	$ 38		$ 3,462,427	$ 400,454	$ 16,873,997	$ (4,924,576)	$ 12,032,635	$ 27,844,975
Balance (in Shares) at Dec. 31, 2024	1,000,000
Net income (loss)					815,939			815,939
Issuance of shares for cash	$ 6							6
Issuance of shares for cash (in Shares)	163,276
Re-designation of shares	$ (20)	$ 20
Re-designation of shares (in Shares)	(533,334)	533,334
Additional Paid-in Capital			5,422,744					5,422,744
Allocation to non-controlling interests							431,821	431,821
Foreign currency translation gain						1,412,731		1,412,731
Balance at Jun. 30, 2025	$ 24	$ 20	8,885,171	400,454	17,689,936	(3,511,845)	12,464,456	35,928,216
Balance (in Shares) at Jun. 30, 2025	629,942	533,334
Balance at Dec. 31, 2025	$ 24	$ 20	30,196,454		(25,043,811)	48,321	(582)	5,200,426
Balance (in Shares) at Dec. 31, 2025	629,942	533,334
Net income (loss)					51,273			51,273
Foreign currency translation gain						168,765		168,765
Balance at Jun. 30, 2026	$ 24	$ 20	$ 30,196,454		$ (24,992,538)	$ 217,086	$ (582)	$ 5,420,464
Balance (in Shares) at Jun. 30, 2026	629,942	533,334